Restructuring	12 Months Ended
Aug. 31, 2013
Restructuring [Abstract]
Restructuring
(2)  Restructuring

The Company completed one of its strategic initiatives to enhance shareholder value in fiscal 2011 known as the "Rewiring for Growth" program, which was designed to, among other things, reduce cost and improve productivity.  In fiscal 2011, the Company recorded $42 million of pre-tax charges in selling, general and administrative expenses associated with the program.

Additionally, as a part of the Company's Customer Centric Retailing (CCR) initiative, it has modified the store format to enhance category layouts and adjacencies, shelf heights and sight lines, and brand and private brand assortments, all of which were designed to positively impact the shopper experience.  This initiative was completed in the first quarter of fiscal 2012.  In total, the Company converted 5,843 stores and opened 559 new stores with the CCR format.  In fiscal 2012, the Company incurred $33 million in total program costs, of which $15 million was included in selling, general and administrative expenses and $18 million in capital costs.  In fiscal 2011, the Company incurred $144 million in total program costs, of which $84 million was included in selling, general and administrative expenses and $60 million in capital costs.